SHORT-TERM AND LONG-TERM INVESTMENTS (Scheduled Maturities of Available-For-Sale Marketable Securities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
SHORT-TERM AND LONG-TERM INVESTMENTS [Abstract]
Amortized cost, due within one year	$ 65,336
Amortized cost, due after one year through five years	232,761
Amortized cost, due after six years through ten years	13,960
Estimated fair value, due within one year	65,744
Estimated fair value, due after one year through five years	232,811
Estimated fair value, due after six years through ten years	13,910
Amortized cost, total	312,057
Estimated fair value, total	$ 312,465	$ 285,928